Income Taxes (Statutory Rate and Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes at The Netherlands statutory rate amounts	$ 29,628	$ 9,334	$ 36,288
Income taxes at The Netherlands statutory rate, rate	25.00%	25.00%	25.00%
Earnings of subsidiaries taxed at different rates, amounts	1,655	(5,732)	5,180
Earnings of subsidiaries taxed at different rates, rate	1.40%	(15.40%)	3.60%
Tax impact from permanent items, amounts	9,339	6,219	4,854
Tax impact from permanent items, rate	7.90%	16.70%	3.40%
Tax impact from tax exempt income, amounts	(38,552)	(38,371)	(36,969)
Tax impact from tax exempt income, rate	(32.50%)	(102.80%)	(25.50%)
Tax contingencies, net, amounts	4,409	1,986	2,729
Tax contingencies, net, rate	3.70%	5.30%	1.90%
Taxes due to changes in tax rates, amounts	330	(1,640)	(1,086)
Taxes due to changes in tax rates, rate	0.30%	(4.40%)	(0.80%)
Taxes due to changes in tax laws, amounts	0	0	2,697
Taxes due to changes in tax laws, rate	0.00%	0.00%	1.90%
Research and development, amounts	(4,268)	(2,211)	(1,181)
Research and development, rate	(3.60%)	(5.90%)	(0.80%)
Restructuring, amounts	0	(872)	0
Restructuring, rate	0.00%	(2.30%)	0.00%
Prior year taxes, amounts	(1,950)	(888)	2,805
Prior year taxes, rate	(1.70%)	(2.40%)	1.90%
Other items, net, amounts	721	415	299
Other items, net, rate	0.60%	1.10%	0.20%
Total provision for income taxes	$ 1,312	$ (31,760)	$ 15,616
Total provision for income taxes, rate	1.10%	(85.10%)	10.80%